Financial risk management (Details) - Interest rate risk - Senior Secured Term Loan Facility $ in Thousands	Sep. 30, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values	$ 272
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values	$ 273